Amplify Municipal CEF High Income ETF
Schedule of Investments
June 30, 2026 (Unaudited)

CLOSED-END FUNDS - 99.4%	Shares		Value
BlackRock MuniAssets Fund, Inc.	3,162		$ 34,814
BlackRock MuniHoldings California Quality Fund, Inc.	2,922		32,113
BlackRock MuniHoldings Fund, Inc.	2,748		32,701
BlackRock MuniYield New York Quality Fund, Inc.	3,264		33,130
BlackRock MuniYield Quality Fund III, Inc.	2,976		33,063
BlackRock MuniYield Quality Fund, Inc.	2,814		32,642
DWS Municipal Income Trust	4,986		45,871
Eaton Vance Municipal Bond Fund	3,372		33,585
Invesco Advantage Municipal Income Trust II	4,842		45,902
Invesco Municipal Opportunity Trust	4,470		44,119
Invesco Municipal Trust	4,446		44,638
Invesco Pennsylvania Value Municipal Income Trust	4,056		45,914
Invesco Quality Municipal Income Trust	4,290		43,415
Invesco Trust for Investment Grade Municipals (a)	4,134		43,820
Invesco Value Municipal Income Trust	3,468		44,148
Neuberger Municipal Fund, Inc.	3,228		34,055
Nuveen AMT-Free Municipal Credit Income Fund	3,414		43,699
Nuveen AMT-Free Quality Municipal Income Fund	3,468		40,714
Nuveen California AMT-Free Quality Municipal Income Fund	3,450		43,229
Nuveen California Quality Municipal Income Fund	3,678		44,577
Nuveen Municipal Credit Income Fund	3,462		43,898
Nuveen Municipal High Income Opportunity Fund	12,502		132,146
Nuveen New York AMT-Free Quality Municipal Income Fund	4,398		47,147
Nuveen New York Quality Municipal Income Fund	3,834		44,973
Nuveen Quality Municipal Income Fund (a)	3,342		40,505
PIMCO Municipal Income Fund II	4,464		33,971
Western Asset Intermediate Muni Fund, Inc.	4,362		34,329
Western Asset Managed Municipals Fund, Inc.	3,240		33,761
TOTAL CLOSED-END FUNDS (Cost $1,184,806)			1,206,879

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.5%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.75% (b)	17,977		17,977
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $17,977)			17,977

MONEY MARKET FUNDS - 0.4%	Shares		Value
Invesco Government & Agency Portfolio - Institutional Class, 3.57% (b)	5,384		5,384
TOTAL MONEY MARKET FUNDS (Cost $5,384)			5,384

TOTAL INVESTMENTS - 101.3% (Cost $1,208,167)			1,230,240
Liabilities in Excess of Other Assets - (1.3)%		(0.01270)	(15,431)
TOTAL NET ASSETS - 100.0%			$ 1,214,809

Percentages are stated as a percent of net assets.

AMT - Alternative Minimum Tax

(a)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $17,706.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Amplify Municipal CEF High Income ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Closed-End Funds	$ 1,206,879	$ –	$ –	$ 1,206,879
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	17,977
Money Market Funds	5,384	–	–	5,384
Total Investments	$ 1,212,263	$ –	$ –	$ 1,230,240

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.